PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 1.0%

Entertainment — 0.4%
Eldorado Resorts, Inc.*	6,219	$89,554
Red Rock Resorts, Inc., Class A	39,337	336,331

		425,885

Lodging — 0.6%
Boyd Gaming Corp.	12,776	184,230
Hilton Worldwide Holdings, Inc.	5,857	399,682

		583,912

TOTAL COMMON STOCKS (Cost $1,933,309)		1,009,797

REAL ESTATE INVESTMENT TRUSTS — 95.9%

Apartments — 15.2%
Apartment Investment & Management Co., Class A	23,994	843,389
AvalonBay Communities, Inc.	14,483	2,131,463
Essex Property Trust, Inc.	17,912	3,944,939
Invitation Homes, Inc.	123,642	2,642,230
UDR, Inc.	153,502	5,608,963

		15,170,984

Building & Real Estate — 3.4%
Spirit Realty Capital, Inc.	93,882	2,455,014
STORE Capital Corp.	52,521	951,681

		3,406,695

Diversified — 25.9%
American Tower Corp.	52,768	11,490,232
Crown Castle International Corp.	15,183	2,192,425
Digital Realty Trust, Inc.	17,879	2,483,572
Duke Realty Corp.	141,151	4,570,470
SBA Communications Corp.	16,366	4,418,329
Weyerhaeuser Co.	40,275	682,661

		25,837,689

Healthcare — 11.3%
Healthcare Trust of America, Inc., Class A	68,915	1,673,256
Healthpeak Properties, Inc.	51,608	1,230,851
Medical Properties Trust, Inc.	139,128	2,405,523
Omega Healthcare Investors, Inc.	18,869	500,783
Ventas, Inc.	45,844	1,228,619
Welltower, Inc.	92,505	4,234,879

		11,273,911

Hotels & Resorts — 4.3%
Host Hotels & Resorts, Inc.	51,195	565,193
Park Hotels & Resorts, Inc.	101,448	802,454
VICI Properties, Inc.	177,682	2,956,628

		4,324,275

Industrial — 5.1%
CyrusOne, Inc.	14,805	914,209
Prologis, Inc.	40,002	3,214,961
QTS Realty Trust, Inc., Class A	15,738	912,961

		5,042,131

Office Property — 6.8%
Empire State Realty Trust, Inc., Class A	72,996	654,044

	Number of Shares	Value†
Office Property — (continued)
Highwoods Properties, Inc.	31,355	$1,110,594
Hudson Pacific Properties, Inc.	73,102	1,853,867
Kilroy Realty Corp.	26,266	1,673,144
VEREIT, Inc.	308,055	1,506,389

		6,798,038

Regional Malls — 3.0%
Simon Property Group, Inc.	51,578	2,829,569
The Macerich Co.	30,841	173,635

		3,003,204

Storage & Warehousing — 10.8%
Extra Space Storage, Inc.	54,948	5,261,821
Public Storage	27,694	5,500,305

		10,762,126

Strip Centers — 1.8%
Kimco Realty Corp.	88,489	855,688
Regency Centers Corp.	12,221	469,653
SITE Centers Corp.	90,842	473,287

		1,798,628

Telecommunications — 8.3%
Equinix, Inc.	13,157	8,217,467

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $107,412,818)		95,635,148

SHORT-TERM INVESTMENTS — 0.0%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $29,469)	29,469	29,469

TOTAL INVESTMENTS — 96.9% (Cost $109,375,596)		96,674,414
Other Assets & Liabilities — 3.1%		3,119,217

TOTAL NET ASSETS — 100.0%		$99,793,631

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.